Income Taxes - Summary of Analysis of Net Deferred Income Tax Assets (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax assets	₱ 11,582	₱ 14,643	₱ 18,172
Costs [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax assets	11,582	14,643
Costs [Member] | After 12 months [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax assets	8,090	11,449
Costs [Member] | Less than 1 year [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax assets	₱ 3,492	₱ 3,194